Trade Payables and Accrued Liabilities - Schedule of Trade Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade Payables and Accrued Liabilities - Schedule of Trade Payables and Accrued Liabilities (Details) [Line Items]
Trade accounts payable and accrued liabilities		$ 21,915	$ 9,077
BTC option contracts payable		243
Government remittances	[1]	3,736	11,662
Total		$ 25,894	$ 20,739

[1]	Refer to Note 29b for more details about the reversal of Canadian government remittances payable.